Cash and Cash Equivalents and Deposits in Banks - Summary of Cash and Cash Equivalents and Deposits in Bank (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents
Deposits		₩ 2,021,640	₩ 1,572,058
Deposits in banks
Deposits in banks, Time deposits		600	₩ 600
Non-current assets
Deposits in banks, Deposit for checking account	₩ 11	₩ 11